Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long - Term Debt (Table)
Facilities	June 30, 2025	December 31, 2024
UBS Credit Facility (a)	$85,000	$-
2024 Senior Secured Term Loan Facility (b)	264,000	288,000
2027 Secured Notes (c)	205,625	231,875
Macquarie loan (d)	-	23,500
E.SUN, MICB, Cathay, Taishin Credit Facility (e)	-	8,300
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (f)	-	52,111
Total credit facilities	$554,625	$603,786
Sale and Leaseback Agreements
Sale and Leaseback Agreement Minsheng - $178,000 (m)	173,688	44,500
Sale and Leaseback Agreement CMBFL - $120,000 (n)	40,179	42,813
Total Sale and Leaseback Agreements	$213,867	$87,313
Total borrowings	$768,492	$691,099
Less: Current portion of long-term debt	(128,500)	(136,559)
Less: Current portion of Sale and Leaseback Agreements (m,n,o,p)	(19,067)	(8,717)
Less: Deferred financing costs (r)	(6,970)	(7,042)
Non-current portion of Long-Term Debt	$613,955	$538,781